Note 18 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2023	2022
Balance, January 1	$1,079,306	$536,903
RNCI share of earnings	53,621	51,084
RNCI redemption increment	22,588	94,372
Distributions paid to RNCI	(74,268)	(60,623)
Purchase of interests from RNCI	(36,922)	(43,061)
Sale of interests to RNCI	3,550	1,994
Disposal of operations (note 5)	-	(2,361)
RNCI recognized on business acquisitions	24,191	501,243
Other	-	(245)
Balance, December 31	$1,072,066	$1,079,306